Income Taxes - Schedule of Activity in Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Valuation Allowance [Line Items]
Balance, beginning of period	$ 58,844	$ 38,323
Charged to federal income tax expense	11,966	14,047
Charged to state income tax expense	4,324	6,497
Charged (credited) to other comprehensive loss	16	(23)
Balance, end of period	$ 75,150	$ 58,844